UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21148

Investment Company Act File Number

Eaton Vance New York Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New York Municipal Bond Fund

December 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 169.0%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 5.0%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$3,360	$3,541,171
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 10/15/35	50	52,985
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 10/15/35(1)	6,100	6,464,109

		$10,058,265

Education — 29.1%
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/32	$1,330	$1,386,911
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/20	760	875,839
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/21	950	1,086,933
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/31	800	825,464
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/32	300	307,269
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/23	405	437,777
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39	240	249,413
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39(1)	10,000	10,392,200
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41(1)	10,000	10,546,100
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37(1)	5,700	5,984,829
New York Dormitory Authority, (New York University), 5.00%, 7/1/39(1)	10,000	10,442,700
New York Dormitory Authority, (Rochester Institute of Technology), 5.00%, 7/1/40	2,000	2,032,820
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	500	523,460
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	2,700	2,826,684
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/26	1,175	1,270,668
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/30	300	318,897
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	5,250	5,479,897
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	3,305	3,419,849

		$58,407,710

Electric Utilities — 2.7%
Puerto Rico Electric Power Authority, 5.25%, 7/1/31	$3,615	$2,298,778
Utility Debt Securitization Authority, 5.00%, 12/15/33	2,895	3,148,139

		$5,446,917

General Obligations — 11.3%
Long Beach City School District, 4.50%, 5/1/26	$4,715	$4,986,159
New York City, 5.00%, 8/1/34(1)	8,650	9,038,212
New York, 5.00%, 2/15/34(1)	7,250	7,695,150
Peekskill, 5.00%, 6/1/35	465	480,787
Peekskill, 5.00%, 6/1/36	490	505,837

		$22,706,145

Hospital — 10.5%
New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	$620	$662,501
New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	820	839,278

Security	Principal Amount (000’s omitted)	Value
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.375%, 7/1/34(1)	$9,325	$9,231,563
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/20	1,065	1,210,128
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/26	2,055	2,114,883
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	6,900	7,031,790

		$21,090,143

Housing — 1.7%
New York Housing Development Corp., 4.95%, 11/1/39	$2,500	$2,504,475
New York Mortgage Agency, 3.55%, 10/1/33	1,000	866,130

		$3,370,605

Industrial Development Revenue — 1.0%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$490	$509,404
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	1,440	1,531,008

		$2,040,412

Insured-Education — 18.3%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$925	$926,156
New York Dormitory Authority, (Educational Housing Services CUNY Student Housing), (AMBAC), 5.25%, 7/1/23	1,750	1,922,988
New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38(1)	10,750	10,884,697
New York Dormitory Authority, (Pratt Institute), (AGC), 5.00%, 7/1/34	1,555	1,594,792
New York Dormitory Authority, (Pratt Institute), (AGC), 5.125%, 7/1/39	2,405	2,456,371
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	3,750	3,831,638
New York Dormitory Authority, (State University), (BHAC), 5.00%, 7/1/38(1)	8,500	8,606,505
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/34	5,555	2,176,171
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/36	8,455	3,006,429
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/37	4,000	1,348,120

		$36,753,867

Insured-Electric Utilities — 6.4%
Long Island Power Authority, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$5,000	$5,572,450
New York Power Authority, (BHAC), (NPFG), 4.50%, 11/15/47(1)	7,210	7,223,410

		$12,795,860

Insured-Escrowed/Prerefunded — 3.3%
Madison County Industrial Development Agency, (Colgate University), (NPFG), Prerefunded to 7/1/14, 5.00%, 7/1/39	$4,000	$4,097,240
New York City, (AGM), Prerefunded to 4/1/16, 5.00%, 4/1/22	2,250	2,480,243

		$6,577,483

Insured-General Obligations — 7.6%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/23	$2,290	$2,536,267
Brentwood Union Free School District, (AGC), 5.00%, 11/15/24	2,390	2,657,106
East Northport Fire District, (AGC), 4.50%, 11/1/20	200	224,716
East Northport Fire District, (AGC), 4.50%, 11/1/21	200	221,360
East Northport Fire District, (AGC), 4.50%, 11/1/22	200	219,306
East Northport Fire District, (AGC), 4.50%, 11/1/23	200	217,860
Eastchester Union Free School District, (AGM), 3.75%, 6/15/21	255	271,080
Eastchester Union Free School District, (AGM), 4.00%, 6/15/23	175	184,121
Freeport, (AGC), 5.00%, 10/15/20	185	209,720
Freeport, (AGC), 5.00%, 10/15/21	195	217,901
Hoosic Valley Central School District, (AGC), 4.00%, 6/15/23	1,110	1,165,988
Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	820	863,099
Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	860	902,690

Security	Principal Amount (000’s omitted)	Value
Wantagh Union Free School District, (AGC), 4.50%, 11/15/19	$785	$871,931
Wantagh Union Free School District, (AGC), 4.50%, 11/15/20	825	902,963
Wantagh Union Free School District, (AGC), 4.75%, 11/15/22	905	977,690
Wantagh Union Free School District, (AGC), 4.75%, 11/15/23	950	1,019,179
William Floyd Union Free School District, (AGC), 4.00%, 12/15/24	1,590	1,658,179

		$15,321,156

Insured-Hospital — 3.5%
New York Dormitory Authority, (Hudson Valley Hospital Center), (AGM), (BHAC), 5.00%, 8/15/36	$4,355	$4,424,201
New York Dormitory Authority, (Maimonides Medical Center), (NPFG), 5.00%, 8/1/33	2,525	2,596,357

		$7,020,558

Insured-Housing — 1.3%
New York Housing Development Corp., (NPFG), 5.00%, 7/1/25	$2,350	$2,515,722

		$2,515,722

Insured-Other Revenue — 4.7%
New York City Cultural Resources Trust, (American Museum of Natural History), (NPFG), 5.00%, 7/1/44	$2,055	$2,042,259
New York City Industrial Development Agency, (Yankee Stadium), (NPFG), 4.75%, 3/1/46	2,970	2,846,478
New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38	4,050	4,464,517

		$9,353,254

Insured-Solid Waste — 2.2%
Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/21	$1,490	$1,220,727
Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/23	1,090	806,404
Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/25	3,635	2,402,481

		$4,429,612

Insured-Special Tax Revenue — 6.0%
New York State Housing Finance Agency, (AGM), 5.00%, 3/15/37	$2,415	$2,497,641
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	2,175	2,602,801
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/36	3,000	493,980
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/32	4,000	525,960
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	6,705	740,299
Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/29	850	874,488
Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/32	4,185	4,285,817

		$12,020,986

Insured-Transportation — 8.9%
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/24(1)	$5,600	$6,294,512
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/33(1)	11,000	11,619,630

		$17,914,142

Insured-Water and Sewer — 3.0%
Nassau County Sewer and Storm Water Finance Authority, (BHAC), 5.125%, 11/1/23	$300	$343,206
Nassau County Sewer and Storm Water Finance Authority, (BHAC), 5.375%, 11/1/28	3,835	4,271,001
Suffolk County Water Authority, (NPFG), 4.50%, 6/1/25	1,475	1,499,249

		$6,113,456

Other Revenue — 5.9%
Battery Park City Authority, 5.00%, 11/1/34	$5,225	$5,687,987
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	4,900	1,831,620
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	4,110	4,374,150

		$11,893,757

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 19.3%
Metropolitan Transportation Authority Dedicated Tax Fund, 5.00%, 11/15/31(1)	$10,000	$10,655,600
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/35(1)	10,000	10,454,200
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(2)	1,000	1,087,610
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31(1)	6,500	6,959,810
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	6,600	6,973,428
New York Thruway Authority, Miscellaneous Tax Revenue, 5.00%, 4/1/26	2,370	2,582,850

		$38,713,498

Transportation — 11.6%
Metropolitan Transportation Authority, 5.25%, 11/15/38	$3,430	$3,532,283
Nassau County Bridge Authority, 5.00%, 10/1/35	1,565	1,583,655
Nassau County Bridge Authority, 5.00%, 10/1/40	300	302,541
New York Thruway Authority, 5.00%, 1/1/37	7,280	7,463,310
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38(1)	10,000	10,326,400

		$23,208,189

Water and Sewer — 5.7%
Albany Municipal Water Finance Authority, 5.00%, 12/1/26	$755	$827,087
Albany Municipal Water Finance Authority, 5.00%, 12/1/29	500	535,380
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/34	1,000	1,049,890
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/44(1)	8,750	8,951,950

		$11,364,307

Total Tax-Exempt Investments — 169.0% (identified cost $332,803,544)		$339,116,044

Other Assets, Less Liabilities — (69.0)%		$(138,483,834)

Net Assets — 100.0%		$200,632,210

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2013, 38.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 13.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $337,610.

A summary of open financial instruments at December 31, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/14	75 U.S. Long Treasury Bond	Short	$(9,783,847)	$(9,623,437)	$160,410

At December 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $160,410.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$190,388,400

Gross unrealized appreciation	$13,283,672
Gross unrealized depreciation	(7,226,028)

Net unrealized appreciation	$6,057,644

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$339,116,044	$—	$339,116,044
Total Investments	$—	$339,116,044	$—	$339,116,044
Futures Contracts	$160,410	$—	$—	$160,410
Total	$160,410	$339,116,044	$—	$339,276,454

The Fund held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. At December 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 24, 2014